Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 93.3%
Alabama - 1.2%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2040	$ 445,000	$ 474,705
City of Bessemer Water, Revenue Bonds,
AG,
5.00%, 01/01/2055	100,000	98,939
City of Guin, General Obligation Unlimited,
Series B, BAM,
4.13%, 06/01/2035	210,000	223,323
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	180,000	180,345
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, BAM,
5.25%, 08/01/2049	175,000	180,817
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series E,
5.00%, 10/01/2030	1,000,000	1,085,707
		2,243,836
Arizona - 2.2%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	170,000	146,607
Series A,
5.00%, 07/01/2045 - 11/01/2047	1,400,000	1,410,477
Series B,
5.00%, 07/01/2028 - 07/01/2033	105,000	105,623
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
Series A,
5.00%, 07/01/2041	35,000	35,006
La Paz County Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 02/15/2051	280,000	226,719
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	110,146
Series A,
3.00%, 07/01/2031 (A)	650,000	626,174
Tempe Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2050 - 12/01/2054	425,000	405,254
Series A,
4.00%, 12/01/2038	25,000	24,763
5.63%, 12/01/2060	1,000,000	1,014,935
		4,105,704
California - 2.3%
Antelope Valley Community College District, General Obligation Unlimited,
Series D,
Zero Coupon, 08/01/2038	775,000	487,745
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A-1,
5.00%, 01/01/2056 (A)	$ 130,000	$ 108,934
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2046	25,000	22,544
5.50%, 06/01/2054 (A)	850,000	793,417
Series A,
4.00%, 10/01/2044	250,000	235,140
5.13%, 06/01/2045	750,000	742,820
California Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 06/15/2049 (A)	225,000	208,483
California School Finance Authority, Revenue Bonds,
Series A,
5.88%, 06/01/2053 (A)	700,000	701,119
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.25%, 12/01/2034 - 12/01/2044	115,000	115,138
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	20,000	20,451
Los Nietos School District, General Obligation Unlimited,
Series E, AG,
Zero Coupon, 08/01/2048	750,000	250,584
Oxnard School District, Certificate of Participation,
BAM, Fixed until 08/01/2026,
5.00% (B), 08/01/2045	500,000	502,168
		4,188,543
Colorado - 13.2%
Access 25 Metropolitan District No. 2, General Obligation Limited,
6.75%, 12/01/2053 (A)	1,000,000	1,031,022
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.75%, 12/01/2054 (A)	1,000,000	994,696
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
5.00%, 12/01/2035	525,000	535,408
Canyons Metropolitan District No. 5, General Obligation Limited,
Series B,
6.50%, 12/15/2054	1,000,000	992,363
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	1,000,000	780,667
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 09/01/2041	155,000	147,263
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, (continued)
5.00%, 04/01/2038	$ 600,000	$ 614,033
Series A,
4.00%, 07/01/2044	900,000	823,414
5.00%, 06/01/2045 - 06/01/2054	720,000	722,209
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.25%, 05/15/2048	1,000,000	1,014,979
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,000,040
Denver City & County Housing Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2045	500,000	504,433
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2037	25,000	24,779
5.25%, 12/01/2045	40,000	40,013
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	500,975
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	400,000	404,989
Glen Metropolitan District No. 1, General Obligation Limited,
BAM,
2.00%, 12/01/2030	105,000	96,694
Glen Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
2.00%, 12/01/2030	200,000	194,914
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (A)	500,000	492,406
Green Valley Ranch East Metropolitan District No. 9, General Obligation Limited,
Series A,
0.00% (C), 12/01/2055	1,000,000	800,849
Lafferty Canyon Metropolitan District, General Obligation Limited,
Series A,
5.63%, 12/01/2055	1,500,000	1,512,743
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	493,540
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
0.00% (C), 12/15/2054 (A)	1,500,000	1,434,178
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	$ 1,150,000	$ 972,706
Peak Metropolitan District No. 3, General Obligation Limited,
7.50%, 12/01/2052	500,000	505,407
St. Vrain Lakes Metropolitan District No. 4, General Obligation Limited,
Series A,
0.00% (C), 09/20/2054 (A)	2,000,000	1,457,082
Sterling Ranch Community Authority Board, Revenue Bonds,
Series B,
6.88%, 12/15/2055	1,000,000	1,002,452
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
4.13%, 12/01/2031	500,000	468,948
5.00%, 12/01/2041	1,365,000	1,204,094
Verve Metropolitan District No. 1, General Obligation Limited,
6.75%, 12/01/2052	1,000,000	1,016,898
Series A,
0.00% (C), 12/01/2054	1,340,000	1,006,733
Village Metropolitan District, General Obligation Limited,
Series A,
5.75%, 12/01/2055	1,000,000	1,006,181
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040	700,000	702,816
		24,499,924
Connecticut - 0.0% *
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series K,
4.00%, 07/01/2046	25,000	22,384
Delaware - 1.5%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2046	550,000	550,152
Series B,
5.00%, 11/15/2038	30,000	31,653
5.25%, 11/15/2053	1,500,000	1,516,735
Town of Bridgeville, Special Tax,
5.63%, 07/01/2053 (A)	745,000	749,684
		2,848,224
District of Columbia - 2.3%
District of Columbia, Revenue Bonds,
5.00%, 07/01/2039 - 07/01/2054	2,240,000	2,290,533
Series A,
5.00%, 07/01/2048	400,000	394,086
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia, Tax Allocation,
Series B,
0.00% (C), 06/01/2049 (A)(D)	$ 2,500,000	$ 1,525,824
		4,210,443
Florida - 5.7%
Capital Projects Finance Authority, Revenue Bonds,
6.63%, 06/15/2059 (A)	445,000	455,778
Capital Trust Agency, Inc., Revenue Bonds,
Series A,
5.00%, 01/01/2056 (A)	450,000	371,815
City of Orlando, Revenue Bonds,
AG,
5.25%, 11/01/2045	340,000	366,988
City of Pompano Beach, Revenue Bonds,
2.88%, 09/01/2026	40,000	39,902
3.25%, 09/01/2030	20,000	19,971
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	1,475,000	1,337,558
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2045	215,000	179,355
5.13%, 06/01/2040 (A)	390,000	396,925
Series A,
4.00%, 06/01/2030 - 06/15/2042	920,000	886,482
5.00%, 06/15/2029 - 06/01/2040	845,000	812,714
6.00%, 06/15/2045 (A)	1,000,000	1,038,949
12.00% (B), 07/15/2059 (A)	750,000	270,000
Florida Housing Finance Corp., Revenue Bonds,
Series 1, GNMA, FNMA, FHLMC,
1.65%, 01/01/2033	255,000	223,789
2.00%, 07/01/2032	75,000	68,477
Miami-Dade County Expressway Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2039	25,000	25,008
Orange County Health Facilities Authority, Revenue Bonds,
Series 2025-A,
5.00%, 10/01/2043	1,000,000	1,072,147
Palm Beach County Health Facilities Authority, Revenue Bonds,
5.00%, 11/15/2032	100,000	101,452
Series A,
5.00%, 11/01/2029 - 11/01/2036	160,000	171,500
Series B,
4.00%, 11/15/2041	500,000	494,468
AG-CR,
5.00%, 11/01/2045	1,000,000	1,026,781
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Pinellas County Educational Facilities Authority, Revenue Bonds, (continued)
4.00%, 06/01/2046 (A)	$ 500,000	$ 383,541
5.00%, 06/01/2056 (A)	1,000,000	834,674
		10,578,274
Georgia - 3.9%
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	1,000,000	1,000,420
Atlanta Development Authority, Tax Allocation,
Series A,
5.50%, 04/01/2039 (A)	750,000	777,161
Atlanta Urban Residential Finance Authority, Revenue Bonds,
Series A, FNMA,
4.75%, 08/01/2044	750,000	767,933
DeKalb County Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2040 - 06/01/2055	875,000	843,375
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	2,710,000	2,265,228
Savannah Convention Center Authority, Revenue Bonds,
Series C, AG,
5.50%, 06/01/2050	1,450,000	1,545,676
		7,199,793
Idaho - 1.5%
Idaho Health Facilities Authority, Revenue Bonds,
3.50%, 09/01/2033	125,000	115,577
Series A,
4.00%, 03/01/2041	750,000	733,503
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.00%, 05/01/2035	165,000	166,024
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,731,598
		2,746,702
Illinois - 5.9%
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	135,000	146,807
Series A, AG-CR,
5.00%, 01/01/2044	1,000,000	1,017,605
Series E, BAM,
6.00%, 01/01/2043	1,000,000	1,129,595
Illinois Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	15,000	12,851
Series A,
4.00%, 05/01/2040	100,000	97,510
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, (continued)
4.13%, 11/15/2037	$ 900,000	$ 897,896
5.00%, 11/01/2029 - 11/01/2031	85,000	86,094
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2040	2,000,000	2,002,411
La Salle & Bureau Counties Township High School District No. 120 LaSalle-Peru, General Obligation Debt Certificates,
4.00%, 12/01/2028	500,000	500,075
Montgomery Christian & Fayette Counties Community Unit School Dist No. 22 Nokomis, General Obligation Debt Certificates,
4.00%, 11/01/2030	695,000	695,157
Northeastern Illinois University, Certificate of Participation,
BAM-TCRS,
3.85%, 10/01/2032	80,000	77,217
4.00%, 10/01/2038	430,000	394,559
4.10%, 10/01/2041	60,000	52,027
Northern Illinois University, Revenue Bonds,
BAM,
4.00%, 10/01/2043	15,000	14,029
Sales Tax Securitization Corp., Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 01/01/2040	2,000,000	2,221,989
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	19,231	20,198
7.35%, 07/01/2035	14,286	15,462
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	290,000	290,006
Village of Oak Park, General Obligation Unlimited,
Series A,
2.13%, 11/01/2038	315,000	249,662
Will County School District No. 114 Manhattan, General Obligation Unlimited,
BAM,
5.50%, 01/01/2047	1,000,000	1,064,523
		10,985,673
Indiana - 0.6%
Indiana Finance Authority, Revenue Bonds,
Series B,
3.00%, 11/01/2030	35,000	34,518
IPS Multi-School Building Corp., Revenue Bonds,
5.00%, 07/15/2043	1,060,000	1,134,785
		1,169,303
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa - 0.5%
Iowa Finance Authority, Revenue Bonds,
5.88%, 10/01/2065	$ 880,000	$ 892,986
Lake Panorama Improvement Zone, Tax Allocation,
AG,
5.85%, 06/01/2038	105,000	114,622
		1,007,608
Kansas - 0.5%
Kansas Development Finance Authority, Revenue Bonds,
Series C-1, BAM-TCRS,
5.00%, 09/01/2041	500,000	540,055
University of Kansas Hospital Authority, Revenue Bonds,
5.00%, 09/01/2045	300,000	300,086
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	80,000	75,023
		915,164
Louisiana - 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,080,000	967,185
Maine - 0.3%
Maine State Housing Authority, Revenue Bonds,
Series A,
4.65%, 11/15/2046 (E)	500,000	501,537
Maryland - 0.1%
County of Baltimore, Revenue Bonds,
4.00%, 01/01/2034	15,000	15,372
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.50%, 01/01/2046	125,000	126,000
		141,372
Massachusetts - 0.8%
Massachusetts Development Finance Agency, Revenue Bonds,
4.00%, 07/01/2041	15,000	14,621
5.00%, 10/01/2049	325,000	322,299
Series E,
4.00%, 07/01/2038	130,000	129,246
5.00%, 07/01/2036	100,000	100,388
Series G,
5.25%, 07/01/2048	25,000	25,231
Series H, AG,
5.25%, 10/01/2033	340,000	355,270
Series L,
4.00%, 07/01/2044	25,000	22,797
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds, (continued)
Series N, AG,
5.00%, 07/01/2050	$ 500,000	$ 510,565
		1,480,417
Michigan - 0.2%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	17,500,000	308,026
Minnesota - 1.4%
City of Apple Valley, Revenue Bonds,
Series A-2,
5.50%, 09/01/2055	600,000	606,091
5.63%, 09/01/2065	1,000,000	1,016,102
City of Mountain Lake Electric, Revenue Bonds,
Series B, AG,
5.00%, 12/01/2050	300,000	302,326
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	215,000	152,936
County of Carlton, General Obligation Unlimited,
3.00%, 02/01/2027	20,000	20,073
County of Renville, General Obligation Unlimited,
Series B,
5.00%, 02/01/2029	25,000	25,750
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	635,000	559,249
		2,682,527
Mississippi - 0.1%
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 03/01/2036	265,000	212,224
Missouri - 0.3%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.00%, 02/01/2029	100,000	102,078
5.25%, 02/01/2054	500,000	501,120
		603,198
Nebraska - 0.5%
City of Blair Water System, Revenue Bonds,
6.10%, 05/15/2027	1,000,000	1,000,691
Nevada - 0.0% *
Carson City, Revenue Bonds,
Series A,
5.00%, 09/01/2037	55,000	55,881
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Hampshire - 2.3%
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 - 12/01/2035 (A)	$ 3,500,000	$ 2,234,812
5.75%, 08/01/2055	650,000	632,999
5.88%, 12/01/2032 (A)	750,000	751,759
New Hampshire Health & Education Facilities Authority Act, Revenue Bonds,
5.00%, 10/01/2038	740,000	745,323
		4,364,893
New Jersey - 1.5%
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F)(G)	500,000	225,000
5.13%, 12/01/2045 (F)(G)	30,000	13,500
New Brunswick Parking Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2039	1,000,000	1,009,038
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2035 - 11/01/2045	570,000	588,965
Series A,
5.13%, 09/01/2052 (A)	760,000	730,382
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Series A, AG,
5.00%, 07/01/2046	180,000	180,285
Passaic County Improvement Authority, Revenue Bonds,
5.00%, 07/01/2044	65,000	65,618
		2,812,788
New York - 3.3%
Brookhaven Local Development Corp., Revenue Bonds,
5.25%, 11/01/2029	30,000	30,477
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	190,000	180,078
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056 (A)	350,000	257,037
City of Ithaca, General Obligation Limited,
3.00%, 02/15/2034	25,000	24,018
3.13%, 02/15/2045	20,000	14,568
Genesee County Funding Corp., Revenue Bonds,
Series A,
5.50%, 12/01/2055	500,000	518,141
Monroe County Industrial Development Corp., Revenue Bonds,
Series A,
4.00%, 12/01/2039	490,000	483,084
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Industrial Development Agency, Revenue Bonds,
FGIC, CPI-YoY + 0.89%,
3.63% (B), 03/01/2027	$ 20,000	$ 20,104
New York State Dormitory Authority, Revenue Bonds,
AG,
5.50%, 10/01/2054	950,000	1,009,305
New York Transportation Development Corp., Revenue Bonds,
6.00%, 06/30/2054	1,065,000	1,106,966
Oneida Indian Nation of New York, Revenue Bonds,
Series B,
6.00%, 09/01/2043 (A)	725,000	783,465
Troy Local Development Corp., Revenue Bonds,
5.00%, 09/01/2056	1,540,000	1,514,909
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	54,545
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	215,000	191,783
		6,188,480
North Carolina - 1.9%
North Carolina Medical Care Commission, Revenue Bonds,
Series A,
4.00%, 01/01/2041	190,000	188,236
5.25%, 11/01/2046	1,455,000	1,498,117
Series B-1,
4.00%, 11/01/2031	1,000,000	1,003,392
Series C,
3.00%, 10/01/2036	25,000	23,253
5.00%, 10/01/2031 - 10/01/2036	825,000	831,455
		3,544,453
North Dakota - 1.6%
City of Grand Forks, Revenue Bonds,
AG-CR,
4.00%, 12/01/2035 - 12/01/2037	1,230,000	1,234,590
4.00%, 12/01/2041 - 12/01/2051	195,000	168,906
Series A,
4.00%, 12/01/2047	395,000	333,640
5.00%, 12/01/2037	25,000	25,332
Series A, AG,
5.00%, 12/01/2043 - 12/01/2048	440,000	450,316
City of Horace, General Obligation Unlimited,
Series C,
5.00%, 05/01/2050	750,000	742,789
		2,955,573
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 7.4%
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (D)	$ 20,000	$ 20,032
City of Norwood, Tax Allocation,
5.00%, 12/01/2041	500,000	514,099
Columbus-Franklin County Finance Authority, Revenue Bonds,
Series 2019-E,
4.00%, 05/15/2049	715,000	632,763
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	1,500,000	1,501,250
5.50%, 01/01/2040	400,000	435,642
County of Lucas, Revenue Bonds,
Series A, AG,
4.13%, 11/15/2042	100,000	98,965
Dayton-Montgomery County Port Authority, Revenue Bonds,
5.00%, 12/01/2054	495,000	482,510
Ohio Air Quality Development Authority, Revenue Bonds,
2.88%, 02/01/2026	145,000	145,000
Series B,
4.35%, 06/30/2040 (E)	525,000	525,722
Ohio Higher Educational Facility Commission, Revenue Bonds,
Series B,
4.00%, 07/01/2046	860,000	755,624
Port of Greater Cincinnati Development Authority, Revenue Bonds,
5.13%, 11/15/2054 (E)	400,000	396,692
State of Ohio, Revenue Bonds,
5.00%, 11/15/2034	35,000	37,129
Summit County Development Finance Authority, Revenue Bonds,
Series A, BAM,
5.50%, 07/01/2060	115,000	119,986
Warren County Port Authority, Revenue Bonds,
Series A,
6.70%, 12/01/2056	600,000	649,323
6.75%, 12/01/2056	1,540,000	1,683,264
Series C,
3.00%, 12/01/2031	790,000	757,516
Series D,
6.75%, 12/01/2058	1,595,000	1,712,064
Series D-1,
3.00%, 12/01/2030	395,000	386,779
Series E,
6.25%, 12/01/2055	2,200,000	2,300,022
Series H,
4.00%, 12/01/2041	570,000	548,059
		13,702,441
Oklahoma - 0.1%
Delaware County Educational Facilities Authority, Revenue Bonds,
4.63%, 09/01/2036	120,000	123,238
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 0.3%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2057	$ 740,000	$ 584,709
Pennsylvania - 2.3%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds,
Series A,
5.25%, 05/01/2042 (A)(D)	1,000,000	1,017,956
Berks County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 05/15/2037	325,000	329,025
Cumberland County Municipal Authority, Revenue Bonds,
4.00%, 01/01/2033	10,000	10,003
5.00%, 01/01/2039 - 01/01/2045	520,000	500,948
Lancaster Industrial Development Authority, Revenue Bonds,
5.00%, 12/01/2044	85,000	85,033
Lancaster Municipal Authority, Revenue Bonds,
Series A,
5.00%, 05/01/2026	95,000	95,430
Montgomery County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2036	200,000	202,304
Series A,
4.00%, 10/01/2041	150,000	138,643
Northampton County General Purpose Authority, Revenue Bonds,
Series A,
4.00%, 08/15/2040	100,000	98,922
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	2,000,000	1,745,403
4.13%, 12/31/2038	55,000	53,562
		4,277,229
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., Revenue Bonds,
Series B, AG,
5.63%, 07/01/2065	600,000	614,794
South Carolina - 0.3%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	115,000	115,829
Series A,
5.63%, 10/01/2050	500,000	501,511
		617,340
Tennessee - 3.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2035	90,000	90,043
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.25%, 07/01/2049	$ 2,230,000	$ 2,303,724
5.50%, 07/01/2059	1,020,000	1,067,457
Series B-1, BAM,
5.00%, 07/01/2049	1,675,000	1,699,201
Rutherford County Health & Educational Facilities Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2045	560,000	570,700
		5,731,125
Texas - 7.0%
Cedar Port Navigation & Improvement District, General Obligation Unlimited,
2.25%, 09/01/2037	565,000	462,466
Series A,
2.50%, 09/01/2037	285,000	240,576
City of Aubrey, Special Assessment,
BAM,
5.00%, 09/01/2045	55,000	57,292
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	448,000	405,838
4.25%, 09/15/2051 (A)	514,000	426,911
East Downtown Redevelopment Authority, Tax Allocation,
AG,
3.00%, 09/01/2037	500,000	474,365
Fort Bend County Municipal Utility District No. 156, General Obligation Unlimited,
AG,
3.25%, 09/01/2036	495,000	469,033
Fort Bend County Municipal Utility District No. 174, General Obligation Unlimited,
AG,
4.00%, 09/01/2041	300,000	300,345
Harris County Municipal Utility District No. 165, General Obligation Unlimited,
3.10%, 03/01/2034	50,000	48,489
Harris County Municipal Utility District No. 319, General Obligation Unlimited,
BAM-TCRS,
4.50%, 09/01/2043	100,000	97,124
Harris County Municipal Utility District No. 531, General Obligation Unlimited,
BAM,
2.00%, 09/01/2036	30,000	24,196
Harris County Municipal Utility District No. 539, General Obligation Unlimited,
BAM,
4.38%, 09/01/2043	600,000	603,564
Hidalgo County Regional Mobility Authority, Revenue Bonds,
Series A,
Zero Coupon, 12/01/2043	2,000,000	835,983
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Lower Kirby Pearland Management District, General Obligation Unlimited,
3.00%, 09/01/2034	$ 25,000	$ 22,639
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 01/01/2029	130,000	131,956
5.00%, 01/01/2047 - 01/01/2055	2,215,000	2,082,669
5.38%, 01/01/2055	1,000,000	997,092
Series A-1, AG,
4.00%, 07/01/2043	25,000	23,615
Sands Consolidated Independent School District, General Obligation Unlimited,
BAM,
5.00%, 02/15/2043	600,000	632,482
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 10/01/2049	700,000	695,138
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds,
5.00%, 01/01/2036	2,000,000	2,167,963
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	229,736
Verandah Municipal Utility District, General Obligation Unlimited,
AG,
75.00%, 09/01/2028	80,000	211,481
99.00%, 09/01/2026 - 09/01/2027	140,000	276,126
Westpointe Special Improvement District, General Obligation Limited,
AG,
5.00%, 08/15/2049	905,000	924,006
Williamson-Liberty Hill Municipal Utility District, General Obligation Unlimited,
Series A, AG,
2.38%, 09/01/2035	230,000	200,822
		13,041,907
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, Revenue Bonds,
Series C, AG-CR,
5.00%, 10/01/2042 (D)	210,000	210,651
Virgin Islands Water & Power Authority - Electric System, Revenue Bonds,
Series 2010-C, AG,
6.85%, 07/01/2035	60,000	65,560
		276,211
Utah - 3.4%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited,
6.00%, 03/01/2053 (A)	1,500,000	1,469,375
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (A)	1,500,000	1,473,975
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Mida Mountain Village Public Infrastructure District, Tax Allocation, (continued)
Series 2,
6.00%, 06/15/2054 (A)	$ 1,500,000	$ 1,535,859
Olympia Public Infrastructure District No. 1, General Obligation Limited,
Series A-1,
6.38%, 03/01/2055 (A)	1,000,000	1,025,675
South Salt Lake Redevelopment Agency, Tax Allocation,
6.25%, 04/15/2046 (A)	500,000	505,568
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2045 - 04/15/2047	55,000	47,922
Series A,
4.00%, 10/15/2045 - 10/15/2046	200,000	177,687
		6,236,061
Virginia - 0.9%
City of Chesapeake Expressway Toll Road, Revenue Bonds,
Series B,
4.75% (B), 07/15/2032	15,000	15,711
James City County Economic Development Authority, Revenue Bonds,
Series A,
6.88%, 12/01/2058	1,500,000	1,621,205
		1,636,916
Washington - 3.0%
King County Public Hospital District No. 4, Revenue Bonds,
Series A,
6.63%, 12/01/2045	500,000	505,001
7.00%, 12/01/2060	1,000,000	1,017,827
Washington Health Care Facilities Authority, Revenue Bonds,
Series A-1,
4.00%, 08/01/2044	230,000	210,637
Series C,
5.00%, 10/01/2044	270,000	270,151
Series B, BAM-TCRS,
4.00%, 08/15/2041	650,000	640,632
Washington State Housing Finance Commission, Revenue Bonds,
4.50%, 07/01/2055	840,000	766,095
5.00%, 07/01/2045	500,000	519,599
6.38%, 07/01/2063 (A)	1,140,000	1,218,521
Western Washington University, Revenue Bonds,
AG,
3.00%, 04/01/2038	500,000	461,078
		5,609,541
West Virginia - 1.0%
County of Ohio Special District Excise Tax, Revenue Bonds,
Series A, AG,
5.50%, 06/01/2054	1,830,000	1,930,973
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin - 7.9%
Green Bay Housing Authority, Revenue Bonds,
2.00%, 04/01/2027	$ 40,000	$ 39,122
Peshtigo School District, Revenue Bonds,
4.75%, 03/01/2027	250,000	250,358
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 - 12/15/2037 (A)	2,080,000	1,176,790
5.00%, 12/15/2036 (A)	492,013	491,951
6.00%, 11/15/2045 (A)	1,000,000	969,887
6.38%, 07/01/2043 (A)	230,000	240,376
6.63%, 07/01/2053 (A)	500,000	516,535
6.75%, 07/01/2058 (A)	520,000	539,284
Series 2025-A,
5.25%, 06/15/2045 - 06/15/2055	2,000,000	2,023,402
Series A,
4.00%, 07/01/2051	110,000	88,398
4.25%, 12/01/2051 (A)	1,500,000	1,173,087
5.00%, 06/15/2044	250,000	249,832
5.25%, 06/15/2054	900,000	890,921
6.50%, 12/01/2055 (A)	1,000,000	1,016,140
6.75%, 06/01/2062 - 12/01/2065 (A)	2,650,000	2,668,223
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	475,000	487,552
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
3.00%, 12/01/2031	85,000	74,924
4.00%, 12/01/2056	450,000	287,128
5.75%, 08/15/2059	500,000	513,693
6.13%, 10/01/2059	955,000	989,897
		14,687,500
Total Municipal Government Obligations (Cost $176,610,660)		173,610,805
CORPORATE DEBT SECURITY - 0.0% *
Commercial Services & Supplies - 0.0% *
Wildflower Improvement Association
6.63%, 03/01/2031 (A)(D)	121,856	120,711
Total Corporate Debt Security (Cost $120,560)		120,711

	Shares	Value
WARRANT - 0.0%
Ground Transportation - 0.0%
BL Train Holdings West LLC, Exercise Price USD 0, Expiration Date 12/01/2035(D)(G)(H)(I)	15,000	$ 0
Total Warrant (Cost $0)		0

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 3.8%
U.S. Treasury Bills 3.83% (J), 02/24/2026	$ 7,000,000	6,984,500
Total Short-Term U.S. Government Obligation (Cost $6,983,384)		6,984,500
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 1.35% (J), dated 01/30/2026, to be repurchased at $5,258,752 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $5,363,490.	5,258,161	5,258,161
Total Repurchase Agreement (Cost $5,258,161)		5,258,161
Total Investments (Cost $188,972,765)		185,974,177
Net Other Assets (Liabilities) - 0.1%		169,912
Net Assets - 100.0%		$ 186,144,089
INVESTMENT VALUATION:

Valuation Inputs (K)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$173,610,805	$—	$173,610,805
Corporate Debt Security	—	120,711	—	120,711
Warrant	—	0	—	0
Short-Term U.S. Government Obligation	—	6,984,500	—	6,984,500
Repurchase Agreement	—	5,258,161	—	5,258,161
Total Investments	$—	$185,974,177	$—	$185,974,177
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $43,078,451, representing 23.1% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2026; the maturity date disclosed is the ultimate maturity date.
(D)	Restricted security. At January 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds, Series A, 5.25%, 05/01/2042	07/12/2024	$989,670	$1,017,956	0.6%
Municipal Government Obligations	City of Cleveland Revenue Bonds, 5.38%, 09/15/2027	07/27/2015	20,062	20,032	0.0%*
Municipal Government Obligations	District of Columbia Tax Allocation, Series B, Zero Coupon, 06/01/2049	05/01/2024	1,302,435	1,525,824	0.8
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series C, AG-CR, 5.00%, 10/01/2042	06/03/2024	210,010	210,651	0.1
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	119,632	120,711	0.1
Warrant	BL Train Holdings West LLC Exercise Price USD 0, Expiration Date 12/01/2035	02/21/2025	0	0	0.0%
			$2,641,809	$2,895,174	1.6%

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2026, the value of this security is $238,500, representing 0.1% of the Fund's net assets.

(G)	Non-income producing security.
(H)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(I)	Security deemed worthless.
(J)	Rate disclosed reflects the yield at January 31, 2026.
(K)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CPI-YoY	Consumer Price Index- Year Over Year
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AG	Assured Guaranty, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
Transamerica Funds

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
MUNICIPAL INSURER ABBREVIATION(S) (continued):
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
TCRS	Temporary Custodian Receipts
Transamerica Funds

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield Muni (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds